Note 20 - Segmented Information	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
20
- Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one
reportable business segment providing logistics technology solutions. The following tables provide our revenue information by geographic location of customer and revenue type:

	January 31, 2018	January 31, 2017	January 31, 2016
Revenues
United States	133,263	106,672	96,300
Europe, Middle-East and Africa	77,576	75,165	68,451
Canada	15,667	13,266	12,572
Asia Pacific	10,933	8,676	7,670
	237,439	203,779	184,993

	January 31, 2018	January 31, 2017	January 31, 2016
Revenues
Services	229,294	196,867	176,288
Licenses	8,145	6,912	8,705
	237,439	203,779	184,993

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, which include revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31, 2018	January 31, 2017
Total long-lived assets
United States	108,077	71,805
Europe, Middle-East and Africa	37,857	40,872
Canada	44,865	43,215
	190,799	155,892